U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

-------------------------------------------------------------------------------

       1.  Name and address of issuer:           GNA Variable Investment Account

                                                 601 Union Street, Suite 5600
                                                 Seattle, WA  98101
-------------------------------------------------------------------------------

       2.  Name of each series or class of funds for which this notice is filed:
           GNA Variable Series Trust
           Variable Investment Trust
           Paragon Portfolio


-------------------------------------------------------------------------------

       3.  Investment Company Act File Number:        811-8506

           Securities Act File Number:      33-78810 N-4 and 33-86412 N-4

-------------------------------------------------------------------------------

       4.  Last day of fiscal year for which this notice is filed:
           December 31, 1996

-------------------------------------------------------------------------------

       5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

           N/A                                                            [  ]

-------------------------------------------------------------------------------

       6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

           N/A

-------------------------------------------------------------------------------

       7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None

-------------------------------------------------------------------------------

       8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None

-------------------------------------------------------------------------------

       9. Number and aggregate sale price of securities sold during the fiscal year:

           GNA Variable Series Trust         $10,525,597.88       327,738.009
           Variable Investment Trust         $20,664,948.24    11,647,877.612
           Paragon Portfolio                     $40,894.28         2,436.397


-------------------------------------------------------------------------------

---------- --------------------------------------------------------------------

      10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           GNA Variable Series Trust     $10,525,597.88         327,738.009
           Variable Investment Trust     $20,664,948.24      11,647,877.612
           Paragon Portfolio                 $40,894.28           2,436.397

---------- --------------------------------------------------------------------
---------- --------------------------------------------------------------------

      11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

           GNA Variable Series Trust      $777,704.16          23,743.848
           Variable Investment Trust    $1,416,622.48         185,036.675
           Paragon Portfolio                $7,960.19             698.279
---------- --------------------------------------------------------------------

      12.  Calculation of registration fee:

           (i)      Aggregate sale price of securities sold during the fiscal year in
                    reliance on rule 24f-2 (from Item 10):                                            $  31,231,440.40
                                                                                                  ----------------------------------

           (ii)     Aggregate price of shares issued in connection with dividend reinvestment
                    plans (from Item 11, if applicable):                                              +  2,202,286.83
                                                                                                  ----------------------------------

           (iii)    Aggregate  price of shares  redeemed or repurchased  during the year (if applicable):
                                                                                                      -  19,725,365.42
                                                                                                  ----------------------------------

           (iv)     Aggregate price of shares redeemed or repurchased and previously applied
                    as a reduction to filing fees pursuant to rule 24e-2 (if applicable):             +  N/A
                                                                                                  ----------------------------------

           (v)      Net aggregate price of securities sold and issued during the fiscal year in  reliance on rule 24f-2 [line (i),  plus line
                    (ii), less line (iii), plus line (iv)] (if applicable):
                                                                                                         13,708,361.81
                                                                                                  ----------------------------------

           (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other
                    applicable law or regulation (see Instruction C.6):                               x  .00030303
                                                                                                  ----------------------------------

           (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                           $4,154.05
                                                                                                  ==================================

       INSTRUCTION:    ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V)
                       ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE
                       CLOSE OF THE ISSUER'S FISCAL YEAR.  See Instruction C.3.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

      13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                     [X]


           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                            2-27-97
--------------------------------------------------------------------------------
                                   SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*   /s/ Thomas W. Casey
                           -----------------------------------------
                           Thomas W. Casey, Vice President and CFO
                           -----------------------------------------

 Date:                     February 10, 1997
                           ------------------------------

  *Please print the name and title of the signing officer below the signature.
-----------------------------------------------------------------------------